Net (Loss) / Income Per Unit - Reverse Split (Details) - shares	3 Months Ended
	Mar. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Partnership Units Issued		18,178,100	18,178,100
Common Partnership Units Outstanding		18,178,100	18,178,100
General Partner Units Issued		348,570
General Partner Units Outstanding		348,570	348,570
Reverse unit split, description	one for seven reverse unit split
Before Reverse Split
Common Partnership Units Issued		127,246,692
Common Partnership Units Outstanding		127,246,692
General Partner Units Issued		2,439,989
General Partner Units Outstanding		2,439,989